SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated. The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). In the opinion of management, these financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented.

Use of Estimates, Policy [Policy Text Block]
Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, collectability of accounts receivable, stock-based compensation, income tax accruals and the value of deferred tax assets. Estimates are also used to determine the remaining economic lives and carrying value of fixed assets and goodwill. Actual results could differ from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Functional currency:

Most of the revenues of the Company are generated in U.S. dollars (“dollar” or “dollars”). In addition, a majority of the costs of the Company and its subsidiaries are incurred in dollars. The majority of financing and investment activities are effected in dollars. Management believes that the dollar is the primary currency in the economic environment in which the Company and its subsidiaries operate; therefore, the dollar is the functional and reporting currency. Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (stated below) reflected in the statements of income (loss), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) – historical exchange rates. Currency transaction gains or losses are recorded in financial income or expenses, as appropriate.

Prior to the year ended December 31, 2012, for those former subsidiaries of the Company whose functional currency has been determined to be their local currency, assets and liabilities were translated at year-end exchange rates and statement of operations items were translated at average exchange rates prevailing during the year. Such translation adjustments were recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash equivalents: Cash equivalents are short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	Restricted cash: Restricted cash is a cash deposit that is restricted by the bank to secure repayment of bank loans (see Notes 8A(3)b and 8A(4)b).

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers, peripheral equipment and software	33
Office furniture and equipment	6 - 25
Leasehold improvements	Depreciated evenly over the shorter of the term of the lease or the life of the asset

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets:

The Company reviews long-lived assets, such as property and equipment, for impairment whenever events indicate that the carrying amounts might not be recoverable. Recoverability of property and equipment and other intangible assets is measured by comparing the projected undiscounted net cash flows associated with those assets to the assets’ carrying values. If an asset is considered impaired, it is written down to fair value, which is determined based on the asset’s projected discounted cash flows or appraised value, depending on the nature of the asset. During 2013, 2012 and 2011, no impairment losses were recorded.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill:

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in each business combination.

The Company tests its goodwill for impairment annually on the last day of its fourth fiscal quarter, or more frequently if certain events or certain changes in circumstances indicate that it may be impaired. In assessing the recoverability of goodwill, the Company must make a series of assumptions about the estimated future cash flows and other factors to determine the fair value of the related intangible assets. There are inherent uncertainties related to these factors and to management’s exercise of judgment in applying these factors.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance on testing goodwill for impairment. The guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company did not elect to adopt this accounting guidance for its goodwill impairment test for fiscal years 2013, 2012 and 2011, and continued to use the two-step process detailed below.

According to the relevant FASB accounting standard, when the qualitative assessment is not elected, goodwill impairment testing is a two-step process. The first step is a comparison of the fair values of the Company’s reporting units to their respective carrying amounts. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Company has determined that the consolidated Company represents a single reporting unit. The Company’s management believes that a step-one test performed by using enterprise book value (equity value plus debt, less cash and cash equivalents) as the “carrying amount” for purposes of the test provides a better indication as to whether a potential impairment of goodwill exists and whether a step-two test should be performed, than the use of equity carrying value as the “carrying amount”.

Because the consolidated Company (including its subsidiaries) represents a single reporting unit, in performing step one of the impairment test, the consolidated Company’s estimated fair value is compared to the consolidated Company’s enterprise book value as a whole. If the reporting unit’s (i.e., the consolidated Company’s) estimated fair value is equal to or greater than its enterprise book value, no impairment of goodwill exists and the test is complete at the first step. However, if the consolidated Company’s enterprise book value is greater than its estimated fair value, the second step must be completed to measure the amount of impairment of goodwill, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill with its carrying amount to measure the amount of impairment loss, if any. If the implied fair value of goodwill is less than the carrying value of goodwill, then impairment exists and an impairment loss is recorded for the amount of the difference.

The estimated implied fair value of goodwill is determined by using an income approach. The income approach estimates fair value based on the reporting unit’s (i.e., the consolidated Company’s) estimated future cash flows, discounted by an estimated weighted-average cost of capital that reflects current market conditions, which reflect the overall level of inherent risk of that reporting unit. The income approach also requires the Company to make a series of assumptions concerning matters such as discount rates, revenue projections, profit margin projections and terminal value multiples.

The Company estimated its discount rates based on a blended rate of return, considering both debt and equity for comparable publicly-traded companies engaged in internet software services or application software. These comparable publicly traded companies operate in the same or a similar industry as the Company and have operating characteristics that are similar to the Company’s. The Company estimated its revenue projections and profit margin projections based on internal forecasts about future performance.

The estimated implied fair value obtained by using the income approach is compared to fair value obtained under a market approach for reasonableness. The market approach estimates fair value by applying sales, earnings and cash flow multiples to a reporting unit’s operating performance. The multiples are derived from comparable publicly-traded companies with similar operating and investment characteristics as the relevant reporting unit (in this case, the consolidated Company). The market approach requires the Company to make a series of assumptions relating to, among other things, the selection of comparable companies, comparable transactions and transaction premiums.

The estimated fair value of the consolidated Company as a reporting unit as of December 31, 2013 and 2012 was substantially in excess of its enterprise book value. Therefore, no impairment of goodwill was recorded during either 2013 or 2012.

Income Tax, Policy [Policy Text Block]
Income taxes:

The Company accounts for income taxes in accordance with the provisions of Accounting Standards Codification (“ASC”) 740 (“Income Taxes”) using the liability method of accounting, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more-likely-than-not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining whether the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense.

As of December 31, 2013 and December 31, 2012, the Company recognized approximately $11 and $30, respectively, for unrecognized tax benefits, interest and penalties, which are included in other accounts payable and accrued expenses in the Company’s consolidated balance sheets.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition:

The Company generates revenues from licensing the right to use its software products directly to end-users. The Company also enters into license arrangements with indirect channels such as resellers and systems integrators whereby revenues are recognized upon sale to the end user by the reseller or the system integrator.

The Company also generates revenues from rendering professional services, including consulting, customization, implementation, training and post-contract maintenance and support.

Revenues from software license agreements are recognized in accordance with ASC 985-605-15 (“Software Revenue Recognition”).

ASC 985-605-15 generally requires revenue earned via software arrangements involving multiple elements to be allocated to each element based on the relative fair value of the respective elements. ASC 985-605-15 requires that revenue be recognized under the “residual method” when vendor specific objective evidence (“VSOE”) of fair value exists for all undelivered elements and VSOE does not exist for all of the delivered elements. Under the residual method, any discount in the arrangement is allocated to the delivered elements. The VSOE of fair value of an undelivered element is determined based on the price charged for the undelivered element when sold separately. For post-contract customer support, the Company determines the VSOE based on the renewal price charged. For other services, such as consulting, implementation and training, the Company determines the VSOE based on the fixed daily rate charged in stand-alone service transactions. If VSOE of fair value does not exist for all elements to support the allocation of the total fee among all delivered and undelivered elements of the arrangement, revenue is deferred until such evidence exists for the undelivered elements, or until all elements are delivered, whichever is earlier.

Revenue from license fees is recognized when persuasive evidence of an agreement exists, the software product covered by written agreement or a purchase order signed by the customer has been delivered, the license fee is fixed or determinable, collectability is probable and VSOE of the fair value of undelivered elements exists.

Post-contract maintenance and support arrangements provide technical support and the right to unspecified updates on an if-and-when available basis. Maintenance and support revenue is deferred and recognized on a straight-line basis over the term of the agreement, which is, in most cases, one year. Revenue from rendering services such as consulting, implementation and training are recognized as work is performed.

Multiple element arrangements that include services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. Services that are considered essential consist primarily of significant production, customization or modification. If such services are provided as part of the arrangement, revenues under the arrangement are recognized using contract accounting based on a percentage of completion method, by comparing actual labor days incurred to total labor days estimated to be incurred over the duration of the contract, in accordance with ASC 605-35-05 (“Construction-Type and Production-Type Contracts”).

The Company classifies revenue as either software license revenue or services revenue. The Company allocates revenue based on the VSOE established for elements in each revenue arrangement and applies the residual method in arrangements in which VSOE was established for all undelivered elements. If the Company is unable to establish the VSOE for all undelivered elements, the Company first allocates revenue to any undelivered elements for which the VSOE has been established and then allocates revenue to the undelivered element for which the VSOE has not been established, based on management's best estimate of the fair value of those undelivered elements, and then applies the residual method to determine the license fee. Management's best estimate of fair value of undelivered elements for which the VSOE has not been established is based upon the VSOE of similar offerings and other objective criteria.

Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of December 31, 2013, 2012 and 2011, no such losses were identified by the Company.

Deferred revenues include unearned fees received under maintenance and support contracts, and other amounts received from customers but not recognized as revenues in the current period.

The Company does not grant a right-of-return to its customers. The Company generally provides a warranty period of three months at no extra charge. As of December 31, 2013 and 2012, the Company’s provision for warranty cost was immaterial.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs:

The Company records advertising expenses as incurred, which amounted to approximately $70, $70, and $74 in the years ended December 31, 2013, 2012, and 2011, respectively, and which have been included as part of selling and marketing expenses.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs:

Research and development expenses include salaries, employee benefits and other costs associated with product development, and are charged to income as incurred. Participations and grants received by the Company or its subsidiaries in respect of research and development activities are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received by the Company or its subsidiaries in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

Capitalization of internally developed computer software costs begins upon the establishment of technological feasibility based on a working model. Due to the relatively short time period between the date on which the products achieve technological feasibility and the date on which they generally become available to customers, costs subject to capitalization have been immaterial for the Company and its subsidiaries and have been expensed as incurred.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and a long-term receivable.

The majority of the Company’s cash and cash equivalents are invested in dollar instruments with major banks in the United States and Israel. Such cash and cash equivalents may be in excess of insured limits or may not be insured at all in some jurisdictions. The amounts on deposit at December 31, 2013 and 2012 exceed the $250 federally insured limit by $667 and $93, respectively. Management believes that the financial institutions that hold the Company’s cash and cash equivalents are financially sound, and, accordingly, minimal credit risk exists with respect to these assets.

The Company’s trade receivables are derived from sales to customers from a variety of industries and located primarily in North America, Europe, South America and Asia Pacific. While the Company does not require collateral from its customers, it does perform continuing credit evaluations of its customers’ financial condition.

As of December 31, 2013 three customers accounted for 65% of trade receivable and as of December 31, 2012 four customers accounted for 52% of trade receivable. The Company is not aware of any financial difficulties being experienced by its major customers.

The Company and its subsidiaries had no off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements, as of December 31, 2013 and 2012.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Allowance for doubtful accounts:

The allowance for doubtful accounts is determined on the basis of analysis of specific debts for which collection is doubtful. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers, the economic environment, the industry in which such customers operate and financial information available concerning such customers. In management’s opinion, the allowance for doubtful accounts adequately covers anticipated losses with respect to the Company’s accounts receivable. No allowance for doubtful accounts was required for the years ended December 31, 2013 and 2012.

Debt, Policy [Policy Text Block]
Long term convertible debt:

The Company presented the outstanding principal amount of its long term convertible debt as a long-term liability in accordance with ASC Topic 470-20 (“Debt with Conversion and Other Options”). The debt was classified as a long-term liability until the date of conversion, on which it was to be reclassified as equity or  as a short-term liability if the next contractual redemption date was less than twelve months from the balance sheet date. Accrued interest on the convertible debt was included in other accounts payable and accrued expenses. Since the contractual redemption date was August 3, 2013, which was less than twelve months from the previous year’s balance sheet date, the convertible debt was reclassified as a short-term liability as of December 31, 2012.

On July 18, 2012 the Company and the lender under the convertible debt, LibertyView Special Opportunities Fund, L.P. (“LibertyView”) agreed to modify the convertible debt agreement such that the Company would pay $270 of the original debt of $480 that was due in August 2013, in twelve equal monthly installments starting in July 2012. Under the terms of the agreement, the modified amount of $270 would not bear interest and LibertyView could convert the balance of the original debt into the Company’s ordinary shares, par value NIS 5.0 per share (“Ordinary Shares”) at any time at the original conversion price, prior to the last payment in June 2013. Once the Company was to pay all installments, the remaining outstanding balance of the original debt of $480, less any amount converted by LibertyView to Ordinary Shares prior to June 2013, was to be automatically forgiven and was to cease to be outstanding, and the entirety of the original debt was to be considered indefeasibly paid for all intents and purposes.

As part of the modified agreement the Company granted the lender under the convertible debt a warrant to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share,(the “Warrant”) which the lender is permitted to exercise in whole or in part no later than July 2015 (see Note 12- Warrants).

As provided in ASC 405-20-40, a liability is removed from the statement of financial position only if the creditor is paid and the debtor is relieved of the obligation, or the debtor is released legally either by the creditor or judicially from being the primary obligor. Therefore, any gain or loss resulting from the arrangement will be determined when and if any amount is forgiven.

Because the Company met all of the payment conditions and LibertyView did not convert any portion of the balance of the original debt to Ordinary Shares prior to payment of the last installment, which occurred in June 2013, the remaining outstanding principal balance of $210 was forgiven and was recorded as gain from forgiveness of debt in the Company’s statement of operations for the year ended December 31, 2013.

Furthermore, in June 2013 the Company repurchased the Warrant from LibertyView for an amount of $6, which was recorded in financial expenses.

For further details, see Note 9 below.

Convertible Note [Policy Text Block]
Convertible note:

The Company presents the outstanding principal amount of a convertible note that it issued in 2007 (see Note 12(a)) in shareholders’ equity in accordance with ASC Topic 815 (“Derivatives and Hedging”) and ASC Topic 480 (“Distinguishing Liabilities from Equity”). The convertible note is classified as an equity component since it has no repayment date, does not bear any interest, and may only be converted into Ordinary Shares. The convertible note was classified as paid-in capital in shareholders’ equity until the date of actual conversion (which subsequently occurred, as described in Note 17(a) below).

Earnings Per Share, Policy [Policy Text Block]
Earnings (loss) per share:

Basic and diluted net income per share are presented in conformity with ASC 260 (“Earnings per Share”) for all years presented. Basic net earnings or loss per share is computed by dividing income or loss from continuing operations and from discontinued operations by the weighted average number of Ordinary Shares outstanding during the applicable period. Diluted net earnings or loss per share is computed by dividing net income or loss by the weighted average number of Ordinary Shares and potentially dilutive securities, as calculated using the treasury stock method, outstanding during the period. Potentially dilutive securities include shares issuable upon conversion of the convertible note. The Company’s outstanding Preferred A Shares are considered Ordinary Shares for this purpose, since they may be converted into Ordinary Shares at any time on a one-for-one basis.

Outstanding stock options, unvested restricted shares, warrants and shares issuable upon conversion of the long-term convertible debt have been excluded from the calculation of basic and diluted net earnings or loss per share to the extent that such securities are anti-dilutive. The total weighted-average number of shares excluded from the calculation of diluted net earnings or loss per share was 578, 31,871, and 464,256 for the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes information related to the computation of basic and diluted net earnings (loss) per share for the years indicated (U.S. dollars in thousands, except share and per share data).

	Year ended December 31
	2013	2012	2011
Income (loss) from continuing operations attributable to ordinary shares	1,483	911	(205)
Loss from discontinued operations attributable to ordinary shares	—	—	(14)
Net income (loss) attributable to ordinary shares	1,483	911	(219)
Weighted average number of shares outstanding used in basic earnings (loss) per share calculation	4,064,298	3,896,018	3,671,547
Potential shares issuable upon conversion of convertible note	363,636	363,636	—
Additional shares underlying unvested stock	32,501	20,307	—
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per share calculation	4,460,435	4,279,961	3,671,547
BASIC NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.36	0.23	(0.06)
Discontinued operations	—	—	0.00
Net income (loss)	0.36	0.23	(0.06)
DILUTED NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.33	0.21	(0.06)
Discontinued operations	—	—	0.00
Net income (loss)	0.33	0.21	(0.06)

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC Topic 718 (“Compensation – Stock Compensation”) (“ASC 718”), which establishes accounting for stock-based grants that are awarded to employees as compensation for their services. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expense for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company accounts for equity instruments issued to third party service providers (non-employees) in accordance with fair value based on an option-pricing model, pursuant to the guidance in ASC Topic 505-50 (“Equity-Based Payments to Non-Employees”).

The following table summarizes the various categories of expense recognized for share-based compensation as a result of the application of ASC 718:

	2013	2012	2011
Cost of revenues	$—	$1	$—
Research and development cost	2	1	—
Selling and marketing expenses	15	8	5
General and administrative expenses	19	68	97
Total stock-based compensation expense	$36	$78	$102

All restricted shares granted to employees in 2013 and 2011 were granted for no consideration; therefore their fair value was equal to the share price at the date of grant. No restricted shares were granted in 2012. The weighted average grant date fair value of shares granted during the years 2013 and 2011 was $1.35 and $1.10, respectively.

The unrecognized stock-based compensation cost calculated under the fair value method for shares incentives expected to vest (unvested shares net of expected forfeitures) as of December 31, 2013 was approximately $321 and is expected to be recognized over a weighted-average period of 3 years.

Sale Of Receivables [Policy Text Block]
Sale of receivables:

From time to time, the Company sells certain of its accounts receivable to third parties, within the normal course of business, where such sales constitute a true sale, as determined in ASC Topic 860 (“Transfers and Servicing”). Under that accounting codification, a true sale occurs when control and risk of those trade receivables are fully transferred such that (a) the Company (i) transfers the proprietary rights in the receivable from the Company to the third party, (ii) legally isolates the receivable from the Company’s other assets and presumptively puts the receivable beyond the lawful reach of the Company and its creditors even in bankruptcy or other receivership, (iii) confers on the third party the right to pledge or exchange the receivable and (iv) eliminates the Company’s effective control over the receivable in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of a failure by the Company to fulfill its legal obligation, (b) the relevant receivable is derecognized and (c) cash is recorded. Where receivables are sold and the transfer of the right to future receipt of cash is related to underlying sales transactions for which the revenue has not been recognized but is ultimately expected to be recognized, the receivable is not derecognized and a liability is recorded as deferred revenue until the liability is discharged through the recognition of the revenue.

The balance of sold receivables amounted to approximately $141 and $350 as of December 31, 2013 and 2012, respectively. Sales of accounts receivable, related to transactions for which revenue has been recognized, amounted to $141 and $232 as of December 31, 2013 and 2012, respectively, and sales of accounts receivable, related to an annual renewal of support and maintenance transactions for which the revenue has been recorded as deferred revenue and is ultimately expected to be recognized as revenue, amounted to $0 and $118 as of December 31, 2013 and 2012, respectively.

The Company pays factoring fees associated with the sale of receivables based on the dollar value of the receivables sold and the time of payment. Such fees, which are considered to be primarily related to the Company’s financing activities, are included in financial expenses, net in the Company’s consolidated statements of operations.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating fair value disclosures for financial instruments:

The carrying amount reported in the balance sheet for cash and cash equivalents, restricted cash, trade receivables, unbilled receivables, other accounts receivable, short-term bank credit, current portion of debt, trade payables and other accounts payable approximates their fair value due to the short-term maturity of such instruments. The carrying amount reported in the balance sheet for the Company’s long-term receivable approximates its fair value, considering the interest rates charged and the security received in connection with the receivable.

The carrying amount of the Company’s borrowings under its long- term debt approximates fair value because the interest rates on the instruments (i) fluctuate due to the variable rates of interest accruing on such debt and (ii) represent borrowing rates that are also available in the market on similar terms.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income.” This accounting codification establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that there is only a single component of other comprehensive income for the year ended December 31, 2011, which relates to foreign currency translation adjustments. No components of other comprehensive income were included for the years ended December 31, 2013 and 2012.

In May 2011, the FASB issued guidance that changed the requirement for presenting “Comprehensive Income” in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012. However, since there was only one component of other comprehensive income for the year ended December 31, 2011 and none for the years ended December 31, 2013 and 2012, no additional statement was necessary.

Reclassification, Policy [Policy Text Block]	Reclassification: Certain prior period amounts have been reclassified to conform to the current period presentation.

New Accounting Pronouncements, Policy [Policy Text Block]
Impact of recently issued accounting standards:

In February 2013, the FASB issued Accounting Standards Update (ASU) No. 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires companies to disclose significant amounts that have been reclassified out of accumulated other comprehensive income. Amounts that are required to be reclassified in their entirety to net income must be disclosed either on the face of the income statement or in the notes to the financial statements. Amounts that are not required to be reclassified in their entirety to net income in the same reporting period must be disclosed by a cross reference to other disclosures that provide additional information regarding such amounts. ASU No. 2013-02 is effective for fiscal years and interim periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 has not had a material impact on the Company’s financial position or results of operations.

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which provides explicit guidance on the financial statement presentation of an unrecognized tax benefit. ASU No. 2013-11 requires unrecognized tax benefits to be presented as a reduction to a deferred tax asset, except that, if a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position, then the unrecognized tax benefit should be presented as a liability. ASU No. 2013-11 has become effective for fiscal years and interim periods beginning after December 15, 2013. The adoption of ASU No. 2013-11 has not had a material impact on the Company’s financial position or results of operations.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The standard requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance also includes a cohesive set of disclosure requirements intended to provide users of financial statements with comprehensive information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a company’s contracts with customers. ASU 2014-09 will be effective beginning the first quarter of the Company's fiscal year 2017 and early application is not permitted. The standard allows for either “full retrospective” adoption, meaning the standard is applied to all of the periods presented, or “modified retrospective” adoption, meaning the standard is applied only to the most current period presented in the financial statements. The Company is currently evaluating the effect ASU 2014-09 will have on the Company’s Consolidated Financial Statements and disclosures.